Long-term investment (Tables)	6 Months Ended
Sep. 30, 2021
Long-term investment
Summary of long-term investment

Equity Method
USD
Balance as of March 31, 2021	—
Investment made in privately held company	308,385
Loss from long-term investment	(1,897)
Foreign currency translation adjustments	10
Balance as of September 30, 2021	306,498